Dec. 31, 2024
Lazard Government Money Market Portfolio
Risk Table - Lazard Government Money Market Portfolio	Risk [Text Block]
Principal Investment Risks

Principal Investment Risks

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

Credit Risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the Portfolio may fail to make payments when due or complete transactions, or they may become less willing or less able to do so.

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

Interest Rate Risk: Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. The Portfolio may be subject to heightened interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Repurchase Agreements Risk: The Portfolio may enter into certain types of repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed upon time and price. This is intended to insulate the Portfolio from changes in the market value of the security during the period. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations.

Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that such U.S. Government Securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the timely payment of interest or principal, which could result in losses to the fund (e.g., Congressional debt ceiling impasses).

Liquidity Risk: Although the Portfolio invests in a diversified portfolio of high quality instruments, the Portfolio’s investments may become less liquid as a result of market developments or adverse investor perception. If this happens, the Portfolio’s ability to redeem its shares for cash may be affected.

Risk Associated with the Portfolio Holding Cash: The Portfolio will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Portfolio to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

U.S. Withholding Tax Risk: The Portfolio generally seeks to invest in securities the income from which is considered “qualified interest income” under relevant tax law and guidance. Thus, the Portfolio generally expects its distributions to be exempt from U.S. withholding tax when paid to non-U.S. investors. However, there can be no assurance that all of the Portfolio’s distributions will be exempt from U.S. withholding tax.

State and Local Taxation Risk: The Portfolio may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Transactions Risk: The Portfolio could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Stable Net Asset Value Risk: There is no assurance that the Portfolio will meet its investment objective of maintaining a net asset value (“NAV”) of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Portfolio’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Portfolio maintains a NAV of $1.00 per share. In the event any money market fund fails to maintain a stable NAV, other money market funds, including the Portfolio, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their NAVs. In general, certain other money market funds have in the past failed to maintain stable NAVs and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Risk Lose Money [Member]

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.